Acquisitions and Divestitures - Net Income (Loss) Included Certain Charges that Relate Directly or Indirectly to Acquisition on Pretax Basis (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Selling, General and Administrative Expense [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Selling, General and Administrative Expense [Member]	Jan. 14, 2011 Predecessor [Member] Other Expense, Net [Member]	Jan. 14, 2011 Predecessor [Member] Interest Expense [Member]
Business Acquisition [Line Items]
Purchase accounting adjustments, primarily related to the step-up of inventory to its estimated fair value, less costs to sell	$ 101,200,000
Acquisition-related costs	$ (41,543,000)	$ 84,100,000	$ 41,543,000	$ 43,000,000	$ 41,800,000	$ 74,000,000